Financial risk management - Changes in liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 07, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in liabilities arising from financing activities [abstract]
Beginning of period		$ 645,389	$ 571,337
Changes from financing cash flows		(154,341)	94,737
Effect of changes in foreign exchange rates		(5,059)	(10,109)
Changes in fair value		(12,770)	(12,841)
Change in scope of consolidation		112,226
Other changes		20,916	2,265
End of period		606,361	645,389	$ 571,337
Dividends paid			(20,642)
Proceeds from stock option exercises			240	180
Other amounts paid due to financing activities		(26,631)	(932)
Payments to acquire or redeem own shares	$ (20,100)		(20,100)
Cash flows from (used in) financing activities		(180,972)	53,303	(113,397)
Bank borrowings.
Changes in liabilities arising from financing activities [abstract]
Beginning of period		141,012	1,003
Changes from financing cash flows		(98,989)	140,781
Effect of changes in foreign exchange rates		(1,485)	(772)
Change in scope of consolidation		112,226
Other changes		6,235
End of period		158,999	141,012	1,003
Obligations under finance leases.
Changes in liabilities arising from financing activities [abstract]
Beginning of period		66,471	82,633
Changes from financing cash flows		(55,352)	(12,948)
Effect of changes in foreign exchange rates		(1,895)	(3,214)
Other changes		16,648
End of period		25,872	66,471	82,633
Debt instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period		352,594	350,270
Other changes		2,357	2,324
End of period		354,951	352,594	350,270
Financial loans from government agencies
Changes in liabilities arising from financing activities [abstract]
Beginning of period		61,849	99,391
Changes from financing cash flows			(33,096)
Effect of changes in foreign exchange rates		(1,147)	(4,446)
Other changes		(3,763)
End of period		56,939	61,849	99,391
Derivative financial instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period		23,463	38,040
Effect of changes in foreign exchange rates		(532)	(1,677)
Changes in fair value		(12,770)	(12,841)
Other changes		(561)	(59)
End of period		$ 9,600	$ 23,463	$ 38,040